Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) $ in Thousands, $ in Thousands	May 11, 2021 Exchange_Rate	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate	19.9223	19.9487	19.9487
Net Asset (Liability)			$ (1,992,052,586)		$ (1,911,654,039)
U.S [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Asset		$ 7,293,404		$ 11,817,320
Exchange rate		19.9487	19.9487	18.8452	18.8452
Liability		$ 87,866,609		$ 76,053,967
Net Asset (Liability)		(80,573,205)	$ (1,607,330,695)	(64,236,647)	$ (1,210,552,460)
Euro [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Asset		$ 2,564		$ 1,974
Exchange rate		24.4052	24.4052	21.1537	21.1537
Liability		$ 13,501,943		$ 27,932,908
Net Asset (Liability)		(13,499,379)	$ (329,455,044)	(27,930,934)	$ (590,842,599)
Pound sterling [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Asset		$ 30		$ 29
Exchange rate		27.2579	27.2579	24.9586	24.9586
Liability		$ 819,590		$ 1,575,918
Net Asset (Liability)		$ (819,560)	$ (22,339,485)	$ (1,575,889)	$ (39,331,983)
Japan, yen [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate		0.1933	0.1933	0.1734	0.1734
Liability		$ 110,165,166		$ 221,975,145
Net Asset (Liability)		$ (110,165,166)	$ (21,294,927)	$ (221,975,145)	$ (38,490,490)
Swiss francs [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate		22.5720	22.5720	19.4596	19.4596
Liability		$ 515,348		$ 1,666,864
Net Asset (Liability)		$ (515,348)	$ (11,632,435)	$ (1,666,864)	$ (32,436,507)